Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(4)	Income Taxes

No provision for U.S. federal income taxes has been made in the accompanying consolidated financial statements as each beneficial owner is responsible for reporting income (loss) based on the pro rata share of the profits or losses of the Trust. The LLC is also treated as a partnership. Generally, for both U.S. federal and state tax purposes, trusts, such as the RJO Global Trust, are treated as partnerships. The only significant differences in financial and income tax reporting basis are ongoing offering costs.

The Trust files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions. The Trust's federal income tax returns for all tax years ended on or after December 31, 2008, remain subject to examination by the Internal Revenue Service. The Trust's state and local income tax returns are subject to examination by the respective state and local authorities over various statutes of limitations, most ranging from three to five years from the date of filing.